Note 25 - Employee Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRC contribution plan [Member]
Defined Contribution Plan, Cost Recognized	$ 798,345	$ 892,016	$ 1,055,043
Singapore contribution plan [Member]
Defined Contribution Plan, Cost Recognized	345,297	339,710	286,262
Indonesian contribution plan [Member]
Defined Contribution Plan, Cost Recognized	$ 18,864	$ 23,176	$ 18,398